REMUNERATION OF KEY MANAGEMENT PERSONNEL (Tables)	12 Months Ended
Mar. 31, 2023
SCHEDULE OF REMUNERATION OF DIRECTORS

Directors of the Group and Company received the following remuneration during the years ending March 31 2023 and 2022:

	Year ended March 31,
	2023				2022
$’000	Directors’ fees	Bonus	Salary	Share based payment expenses	Directors’ fees	Bonus	Salary	Share based payment expenses
G. Cerrone (1)	145	300	-	-	164	-	-	-
G Jacob (2)	-	217	433	834	-	75	350	1,579
W Simon	39	-	-	-	44	-	-	1
K. Shailubhai (3)	-	-	-	-	18	-	-	(15)
J Brancaccio (4)	39	-	-	24	42	-	-	20
B Denoyer (5)	39	-	-	18	15	-	-	4
	260	517	433	876	283	75	350	1,589

	Year ended March 31,
$’000	2021
	Directors fees	Bonus	Salary	Share based payment expenses

G. Cerrone (1)	35	1,160	-	-
G Jacob (2)	-	41	85	468
W Simon	42	-	-	2
K. Shailubhai (3)	37	-	-	17
J Brancaccio (4)	31	-	-	16
G Macrae (6)	13	-	-	-
	158	1,201	85	503

(1)	Gabriele Cerrone’s bonus awarded for $300k in the year ended 31 March 2023 comprised of $150k awarded in recognition of his support in the offering in May 2022 to list the Company on NASDAQ and $150k awarded in recognition of his efforts in arranging the global private placing in March 2023; Gabriele Cerrone’s bonus awarded in the year ended 31 March 2021 for $1,160k was awarded on the basis of the co-invention of the use of Chemerin in the COVID-19 indication when he was not a director or employee of the Company (now the subject of a patent application); work carried out in procuring, backing and completing the refinancing of the Company in 2020 and actions taken to make new executive appointments and scientific advisory appointments to the Board with the result that the Company now has a clear and accelerated path to the clinic.
(2)	Gary Jacob became an employee and Director of the Company on 7 January 2021
(3)	K Shailubhai resigned as Director on 17 June 2021
(4)	John Brancaccio was appointed as Director on 10 June 2020
(5)	Bernard Denoyer was appointed as Director on 24 November 2021
(6)	Gregor Macrae was appointed as Director on 18 December 2019 and resigned on 10 June 2020

SCHEDULE OF SHARE OPTIONS GRANTED TO DIRECTORS

The following share options were granted to Directors in the year:

	2023	2022	2021
	Number of options	Number of options	Number of options

J Brancaccio	1,000,000	325,000	450,000
G Jacob	5,500,000	3,250,000	40,000,000
W Simon	400,000	-	-
B Denoyer	200,000	1,000,000	-
	7,100,000	4,575,000	40,450,000

SCHEDULE OF KEY MANAGEMENT PERSONNEL COMPENSATION
	2023	2022	2021
	$’000	$’000	$’000

Short-term employee benefits	1,500	1,026	1,455
Share based payments	1,273	1,815	515

	2,773	2,841	1,970